Group Information	12 Months Ended
Dec. 31, 2022
Group Informationtext Block Abstract
Group information

25. Group information

Subsidiaries

As at December 31, 2022 the consolidated financial statements of the Group include:

Name	Country of incorporation	Principal activities	Equity interest
Cazoo Holdings Limited	United Kingdom	Activities of other holding companies	100%
Cazoo Limited	United Kingdom	Sale of motor vehicles	100%
Cazoo Properties Limited	United Kingdom	Activities of other holding companies	100%
Imperial Car Supermarkets Limited	United Kingdom	Sale of motor vehicles	100%
Imperial Cars of Swanwick Limited	United Kingdom	Sale of motor vehicles	100%
Carsaz Limited	United Kingdom	Sale of motor vehicles	100%
Cazoo Subscription Services Limited	United Kingdom	Renting and leasing of motor vehicles	100%
Fantastic Cars Limited	United Kingdom	Renting and leasing of motor vehicles	100%
Cazoo Wholesale Services Limited	United Kingdom	Maintenance and repair of motor vehicles	100%
Cazoo Data Services Limited	United Kingdom	Other business support service activities not elsewhere classified	100%
Project Chicago Newco Limited	United Kingdom	Non-trading company	100%
Arctos Holdings Limited	United Kingdom	Activities of other holding companies	100%
Moorgate House (Newco) Limited	United Kingdom	Dormant company	100%
GBJ Developments Limited	United Kingdom	Non-trading company	100%
CD Auction Group Limited	United Kingdom	Sale of motor vehicles	100%
Cazoo Support Services Limited	United Kingdom	Maintenance and repair of motor vehicles	100%
Ensco 1109 Limited	United Kingdom	Activities of other holding companies	100%
SMH Fleet Solutions Limited	United Kingdom	Maintenance and repair of motor vehicles	100%
Vans 365 Limited	United Kingdom	Sale of vans	100%
CZO Data Services, Unipessoal, Lda	Portugal	Other business support service activities not elsewhere classified	100%

Name	Country of incorporation	Principal activities	Equity interest
CSS Mobility France SaS	France	Renting and leasing of motor vehicles	100%
Cazoo Trading France SaS	France	Sale of motor vehicles	100%
Cazoo Properties France SaS	France	Activities of other holding companies	100%
Cluno GmbH	Germany	Renting and leasing of motor vehicles	100%
Cluno Fintech 1 GmbH	Germany	Acquisition, leasing and financing of motor vehicles	100%
Cluno Fintech 2 GmbH	Germany	Acquisition, leasing and financing of motor vehicles	100%
CSS Fintech GmbH	Germany	Acquisition, leasing and financing of motor vehicles	100%
Cazoo Trading Germany GmbH	Germany	Sale and rental of motor vehicles and related intermediation activities	100%
Cazoo Properties Germany GmbH	Germany	Activities of other holding companies	100%
CSS Germany GmbH & Co. KG	Germany	Rental of motor vehicles and related intermediation activities	100%
Cazoo Trading Spain, S.L	Spain	Sale of motor vehicles	100%
Cazoo Properties Spain, S.L	Spain	Activities of other holding companies	100%
Cazoo Trading Italy SARL	Italy	Sale of motor vehicles	100%